INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	$ 41,465	$ 36,580
Total liabilities	(25,232)	(21,912)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	36,732	33,043
Total liabilities	(19,206)	(16,570)
Total Net Assets	$ 17,526	$ 16,473